Financial risk management - Bank Promissory Notes (Details) - Bank Notes - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial Risk Management [Line Items]
Total financial assets	$ 15,826	$ 39,740
S
Financial Risk Management [Line Items]
Total financial assets	272	5,894
T
Financial Risk Management [Line Items]
Total financial assets	15,530	13,626
T1
Financial Risk Management [Line Items]
Total financial assets	7	12,744
Others
Financial Risk Management [Line Items]
Total financial assets	$ 17	$ 7,476